Net Sales - Gift Card Liability (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Nov. 02, 2019	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Change in Contract with Customer, Liability [Roll Forward]
Gift card liability, beginning balance	$ 55,410	$ 50,631	$ 67,993	$ 66,153	$ 66,153
Issued	14,910	19,382	47,524	63,883
Gift card liability, ending balance	52,089	47,655	52,089	47,655	67,993	$ 66,153
Total Merchandise
Change in Contract with Customer, Liability [Roll Forward]
Redeemed and recognized as breakage income	(17,861)	(21,773)	(61,574)	(80,006)
Other sales
Change in Contract with Customer, Liability [Roll Forward]
Redeemed and recognized as breakage income	$ (370)	$ (585)	(1,854)	(2,375)
New Academy Holding Company, LLC
Change in Contract with Customer, Liability [Roll Forward]
Gift card liability, beginning balance			$ 67,993	$ 66,153	66,153	59,724	$ 51,493
Issued					134,839	153,429	147,004
Gift card liability, ending balance					67,993	66,153	59,724
New Academy Holding Company, LLC | Total Merchandise
Change in Contract with Customer, Liability [Roll Forward]
Redeemed and recognized as breakage income					(128,638)	(142,742)	(134,580)
New Academy Holding Company, LLC | Other sales
Change in Contract with Customer, Liability [Roll Forward]
Redeemed and recognized as breakage income					$ (4,361)	$ (4,258)	$ (4,193)